Consolidated Balance Sheets (Parentheticals) - ₪ / shares	Dec. 31, 2024	Dec. 31, 2023
Statement of Financial Position [Abstract]
Convertible preferred stock, par value (in New Shekels per share)	₪ 0.01	₪ 0.01
Convertible preferred stock, shares authorized	10,000,000	10,000,000
Common Stock, per value (in New Shekels per share)	₪ 0.01	₪ 0.01
Common Stock, shares authorized	990,000,000	990,000,000
Common Stock, shares issued	2,282,124	2,282,124
Common Stock, shares outstanding	2,282,124	2,282,124